Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation – The accompanying financial statements for the quarter ended September 30, 2014 are presented for both QTS Realty Trust, Inc. and QualityTech, LP. References to “QTS” mean QTS Realty Trust, Inc. and its controlled subsidiaries; and references to the “Operating Partnership” mean QualityTech, LP and its controlled subsidiaries.

Management operates QTS and the Operating Partnership as one business.  The management of QTS consists of the same employees as the management of the Operating Partnership.  QTS is the sole general partner of the Operating Partnership, and its only material asset consisted of its ownership interest in the Operating Partnership.  QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness.  Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units.  Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes.

The Company believes, therefore, that providing one set of notes for the financial statements of QTS and the Operating Partnership provides the following benefits:

•	enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business;

•

eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure in this report applies to both QTS and the Operating Partnership; and

•	creates time and cost efficiencies through the preparation of one set of notes instead of two separate sets of notes.

In addition, in light of these combined disclosures, the Company believes it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company.  The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS' stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS' Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate portion of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership.

As discussed above, QTS owns no operating assets and has no operations independent of the Operating Partnership and its subsidiaries. Obligations under the 5.875% Senior Notes due 2022 and the unsecured credit facility, both discussed in Note 5, are fully, unconditionally, and jointly and severally guaranteed by the Operating Partnership’s existing subsidiaries, other than QTS Finance Corporation, the co-issuer of the 5.875% Senior Notes due 2022.  As such, condensed consolidating financial information for the guarantors is not being presented in the notes to the condensed consolidated financial statements. However, the indenture governing the 5.875% Senior Notes due 2022 restricts the ability of the Operating Partnership to make distributions to QTS, subject to certain exceptions, including distributions required in order for QTS to maintain its status as a real estate investment trust under the Internal Revenue Code of 1986, as amended.

The Interim Condensed Consolidated Statements of Operations and Comprehensive Income and the Statements of Cash Flows of QTS Realty Trust, Inc. for the three and nine months ended September 30, 2014 and the Balance Sheets as of September 30, 2014 and December 31, 2013 present the accounts of QTS Realty Trust, Inc. and its majority owned subsidiaries, which includes the Operating Partnership. The Interim Condensed Consolidated Statement of Operations and Comprehensive Income and the Statement of Cash Flows for the three and nine months ended September 30, 2013 present the accounts of QualityTech, LP and its majority owned subsidiaries (the “Historical Predecessor”).

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts and deferred tax assets and the valuation of derivatives, real estate assets, acquired intangible assets and certain accruals.

Principles of Consolidation – The consolidated financial statements of QTS Realty Inc. include the accounts of QTS Realty Trust, Inc. and its majority-owned subsidiaries. The consolidated financial statements of QualityTech, LP include the accounts of QualityTech, LP and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the financial statements.

Real Estate Assets – Real estate assets are reported at cost. All capital improvements for the income-producing properties that extend their useful lives are capitalized to individual property improvements and depreciated over their estimated useful lives. Depreciation is generally provided on a straight-line basis over 40 years from the date the property was placed in service. Property improvements are depreciated on a straight-line basis over the life of the respective improvement ranging from 20 to 40 years from the date the components were placed in service. Leasehold improvements are depreciated over the lesser of 20 years or through the end of the respective life of the lease. Repairs and maintenance costs are expensed as incurred. Depreciation expense was $11.9 million and $9.7 million for the three months ended September 30, 2014 and 2013, respectively, and $32.8 million and $27.2 million for the nine months ended September 30, 2014 and 2013, respectively. The Company capitalizes certain development costs, including internal costs incurred in connection with development. The capitalization of costs during the construction period (including interest and related loan fees, property taxes and other direct and indirect costs) begins when development efforts commence and ends when the asset is ready for its intended use. Capitalization of such costs, excluding interest, aggregated to $2.9 million and $2.4 million for the three months ended September 30, 2014 and 2013, respectively, and $7.5 million and $6.3 million for the nine months ended September 30, 2014 and 2013, respectively. Interest is capitalized during the period of development by first applying the Company’s actual borrowing rate on the related asset and second, to the extent necessary, by applying the Company’s weighted average effective borrowing rate to the actual development and other costs expended during the construction period. Interest is capitalized until the property is ready for its intended use. Interest costs capitalized totaled $1.3 million and $0.9 million for the three months ended September 30, 2014 and 2013, respectively, and $4.7 million and $3.0 million for the nine months ended September 30, 2014 and 2013, respectively.

Acquisition of Real Estate – Acquisitions of real estate are either accounted for as asset acquisitions or business combinations depending on facts and circumstances. Purchase accounting is applied to the assets and liabilities related to all real estate investments acquired in accordance with the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting primarily of land, building and improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, value of in-place leases and value of customer relationships.

In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets.

Acquired in-place leases are amortized as amortization expense on a straight-line basis over the remaining life of the underlying leases. Amortization of acquired in place lease costs totaled $0.5 million and $0.5 million for the three months ended September 30, 2014 and 2013, respectively, and $1.8 million and $1.5 million for the nine months ended September 30, 2014 and 2013, respectively.

Acquired customer relationships are amortized as amortization expense on a straight-line basis over the expected life of the customer relationship. Amortization of acquired customer relationships totaled $0.3 million and $0.4 million for the three months ended September 30, 2014 and 2013, respectively, and $1.0 million and $1.2 million for the nine months ended September 30, 2014 and 2013, respectively.

See Note 3 for discussion of the preliminary purchase price allocation for the Princeton facility that the Company acquired on June 30, 2014.

Impairment of Long-Lived and Intangible Assets – The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is generally measured by comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset group. If the net carrying value of the asset exceeds the value of the undiscounted cash flows, the fair value of the asset is assessed and may be considered impaired. An impairment loss is recognized based on the excess of the carrying amount of the impaired asset over its fair value. No impairment losses were recorded for the three and nine months ended September 30, 2014 and 2013, respectively.

Cash and Cash Equivalents – The Company considers all demand deposits and money market accounts purchased with a maturity date of three months or less at the date of purchase to be cash equivalents. The Company’s account balances at one or more institutions periodically exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is concentration of credit risk related to amounts on deposit in excess of FDIC coverage. The Company mitigates this risk by depositing a majority of its funds with several major financial institutions. The Company also has not experienced any losses and, therefore, does not believe that the risk is significant.

Deferred Costs – Deferred costs, net, on the Company’s balance sheets include both financing costs and leasing costs.

Deferred financing costs represent fees and other costs incurred in connection with obtaining debt and are amortized over the term of the loan and are included in interest expense. Amortization of the deferred financing costs was $0.5 million and $0.6 million for the three months ended September 30, 2014 and 2013, respectively, and $1.7 million and $2.2 million for the nine months ended September 30, 2014 and 2013, respectively. During the three months ended September 30, 2014, the Company wrote off unamortized financing costs of $0.5 million primarily in connection with paying down $75 million of its unsecured credit facility. During the three months ended September 30, 2013, the Company had no unamortized financing cost write offs. During the nine months ended September 30, 2014, in addition to the aforementioned $0.5 million write off, the Company wrote off unamortized financing costs of $0.1 million in connection with the modification of its credit facility that is secured by the Richmond data center. During the nine months ended September 30, 2013, the Company wrote off unamortized financing costs of $3.3 million in connection with both the restructuring of its unsecured credit facility and an asset securitization which the Company did not pursue. Deferred financing costs, net of accumulated amortization are as follows:

	September 30,	December 31,
(dollars in thousands)	2014	2013
	(unaudited)

Deferred financing costs	$18,226	$9,159
Accumulated amortization	(3,761)	(1,867)
Deferred financing costs, net	$14,465	$7,292

Deferred leasing costs consist of external fees and internal costs incurred in the successful negotiations of leases and are deferred and amortized over the terms of the related leases on a straight-line basis. If an applicable lease terminates prior to the expiration of its initial term, the carrying amount of the costs are written off to amortization expense. Amortization of deferred leasing costs totaled $1.8 million and $1.1 million for the three months ended September 30, 2014 and 2013, respectively, and $4.6 million and $3.2 million for the nine months ended September 30, 2014 and 2013, respectively. Deferred leasing costs, net of accumulated amortization are as follows:

	September 30,	December 31,
(dollars in thousands)	2014	2013
	(unaudited)

Deferred leasing costs	$24,348	$17,374
Accumulated amortization	(8,379)	(5,516)
Deferred leasing costs, net	$15,969	$11,858

Advance Rents and Security Deposits – Advance rents, typically prepayment of the following month’s rent, consist of payments received from customers prior to the time they are earned and are recognized as revenue in subsequent periods when earned. Security deposits are collected from customers at the lease origination and are generally refunded to customers upon lease expiration.

Deferred Income – Deferred income generally results from non-refundable charges paid by the customer at lease inception to prepare their space for occupancy. The Company records this initial payment, commonly referred to as set-up fees, as a deferred income liability which amortizes into rental revenue over the term of the related lease on a straight-line basis. Deferred income was $9.5 million and $7.9 million as of September 30, 2014 and December 31, 2013, respectively. Additionally, $1.1 million and $1.3 million of deferred income were amortized into revenue for the three months ended September 30, 2014 and 2013, respectively, and $3.5 million and $3.5 million for the nine months ended September 30, 2014 and 2013, respectively.

Interest Rate Derivative Instruments – The Company utilizes derivatives to manage its interest rate exposure. During February 2012, the Company entered into interest rate swaps with a notional amount of $150 million which were cash flow hedges and qualified for hedge accounting. For these hedges, the effective portion of the change in fair value was recognized through other comprehensive income or loss. Amounts were reclassified out of other comprehensive income (loss) as the hedged item was recognized in earnings, either for ineffectiveness or for amounts paid relating to the hedge. The Company reflected all changes in the fair value of the swaps in other comprehensive income (loss) during the nine months ended September 30, 2014, as there was no ineffectiveness recorded in that period. The Company’s interest rate swaps matured on September 28, 2014, and as such, there are no amounts outstanding on the consolidated balance sheet at September 30, 2014 relating to these swaps.

[Equity-based Compensation – All equity-based compensation is measured at fair value on the grant date or date of modification, as applicable, and recognized in earnings over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity in the consolidated balance sheets. Equity-based compensation costs are measured based upon their estimated fair value on the date of grant or modification. Equity-based compensation expense net of forfeited and repurchased awards was $0.9 million and $0.5 million for the three months ended September 30, 2014 and 2013, respectively, and $2.9 million and $1.3 million for the nine months ended September 30, 2014 and 2013, respectively.]

Rental Revenue – The Company, as a lessor, has retained substantially all of the risks and benefits of ownership and accounts for its leases as operating leases. For lease agreements that provide for scheduled rent increases, rental income is recognized on a straight-line basis over the non-cancellable term of the leases, which commences when control of the space has been provided to the customer. The amount of the straight-line rent receivable on the balance sheets included in rents and other receivables, net was $4.2 million and $2.9 million as of September 30, 2014 and December 31, 2013, respectively. Rental revenue also includes amortization of set-up fees which are amortized over the term of the respective lease as discussed above.

Allowance for Uncollectible Accounts Receivable – Rents receivable are recognized when due and are carried at cost, less an allowance for doubtful accounts. The Company records a provision for losses on rents receivable equal to the estimated uncollectible accounts, which is based on management’s historical experience and a review of the current status of the Company’s receivables. As necessary, the Company also establishes an appropriate allowance for doubtful accounts for receivables arising from the straight-lining of rents. The aggregate allowance for doubtful accounts was $0.9 million as of September 30, 2014 and December 31, 2013.

Capital Leases – The Company evaluates leased real estate to determine whether the lease should be classified as a capital or operating lease in accordance with U.S GAAP.

The Company periodically enters into capital leases for certain equipment. The outstanding liabilities for the capital leases were $9.0 million and $2.5 million as of September 30, 2014 and December 31, 2013, respectively. Depreciation related to the associated assets is included in depreciation and amortization expense in the Statements of Operations and Comprehensive Income (Loss).

Recoveries from Customers – Certain customer leases contain provisions under which the customers reimburse the Company for a portion of the property’s real estate taxes, insurance and other operating expenses, which include certain power and cooling-related charges. The reimbursements are included in revenue as recoveries from customers in the Statements of Operations and Comprehensive Income (Loss) in the period the applicable expenditures are incurred. Certain customer leases are structured to provide a fixed monthly billing amount that includes an estimate of various operating expenses, with all revenue from such leases included in rental revenues.

Cloud and Managed Services Revenue – The Company may provide both its cloud product and use of its managed services to its customers on an individual or combined basis. Service fee revenue is recognized as the revenue is earned, which generally coincides with the services being provided.

Segment Information – The Company manages its business as one operating segment and thus one reportable segment consisting of a portfolio of investments in data centers located in the United States.

Customer Concentrations – As of September 30, 2014, one of the Company’s customers represented 8.4% of its total monthly rental revenue. No other customers exceeded 5% of total monthly rental revenue.

As of September 30, 2014, eight of the Company’s customers exceeded 5% of total accounts receivable. In aggregate, these eight customers accounted for 58% of total accounts receivable. One of these eight customers individually exceeded 10% of total accounts receivable.

Income Taxes – One of the Operating Partnership’s existing subsidiaries has elected to be taxed as a taxable REIT subsidiary under the Internal Revenue Service real estate investment trust (the “IRS REIT”) tax regulations. The taxable REIT subsidiary is allocated income and expense based on IRS REIT tax regulations.

For the taxable REIT subsidiary, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company’s tax provision has not changed materially subsequent to December 31, 2013. The Company is not currently under examination by the Internal Revenue Service.

Fair Value Measurements – ASC Topic 820, Fair Value Measurements and Disclosures, emphasizes that fair-value is a market-based measurement, not an entity-specific measurement. Therefore, a fair-value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, a fair-value hierarchy is established that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair-value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Financial assets and liabilities measured at fair value in the financial statements on a recurring basis consist of the Company’s derivatives. The fair values of the derivatives are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves (“significant other observable inputs”). The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default. The Company has concluded as of September 30, 2014 and December 31, 2013 that the fair value associated to “significant unobservable inputs” for risk of non-performance was insignificant to the overall fair value of the derivative agreements and, as a result, have determined that the relevant inputs for purposes of calculating the fair value of the derivative agreements, in their entirety, were based upon “significant other observable inputs.” The Company determined the fair value of derivatives using Level 2 inputs. These methods of assessing fair value result in a general approximation of value, and such value may never be realized.

The Company’s financial instruments held at fair value are presented below as of September 30, 2014 and December 31, 2013 (dollars in thousands):

		Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3
September 30, 2014
Financial Liabilities:
Interest rate swap liability(1)	$-	$-	$-	$-
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)	$453	$-	$453	$-

(1)

The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of September 30, 2014 related to interest rate swaps.

New Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The amendments in the ASU change the criteria for reporting discontinued operations while enhancing disclosures in this area. The new guidance narrows the definition of discontinued operations to disposals that represent a strategic shift in operations and requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective for annual and interim reporting periods beginning on and after December 15, 2014. Early adoption is permitted. Adoption of this standard will currently have no effect on the Company’s financial statements.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes the current revenue recognition requirements in ASC 606, Revenue Recognition. Under this new guidance, entities should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. This ASU also requires enhanced disclosures. The amendments in this ASU are effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. Retrospective and modified retrospective application is allowed. The Company is currently assessing the impact of this amendment on its Consolidated Financial Statements.

2.    Summary of Significant Accounting Policies

Basis of Presentation—The accompanying financial statements for the year ended December 31, 2013 are presented for both QTS Realty Trust, Inc. and QualityTech, LP. References to “QTS” mean QTS Realty Trust, Inc. and its controlled subsidiaries; and references to the “Operating Partnership” mean QualityTech, LP and its controlled subsidiaries.

Management operates QTS and the Operating Partnership as one business.  The management of QTS consists of the same employees as the management of the Operating Partnership.  QTS is the sole general partner of the Operating Partnership, and its only material asset consisted of its ownership interest in the Operating Partnership.  QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness.  Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units.  Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes.

The Company believes, therefore, that providing one set of notes for the financial statements of QTS and the Operating Partnership provides the following benefits:

•	enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business;

•

eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure in this report applies to both QTS and the Operating Partnership; and

•	creates time and cost efficiencies through the preparation of one set of notes instead of two separate sets of notes.

In addition, in light of these combined disclosures, the Company believes it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company.  The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS' stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS' Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate portion of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership.

The consolidated financial statements of QTS Realty Trust, Inc. for the period from October 15, 2013 through December 31, 2013 include the accounts of QTS Realty Trust, Inc. and its majority owned subsidiaries. This includes the operating results of the Operating Partnership for the period from October 15, 2013 through December 31, 2013. While the Company was formed on May 17, 2013, the Company had no independent operations prior to October 15, 2013. The historical predecessor financial statements for the periods ended October 14, 2013, December 31, 2012, and December 31, 2011 include the accounts of QualityTech, LP and its majority owned subsidiaries.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts and deferred tax assets; and the valuation of derivatives, real estate assets, acquired intangible assets and certain accruals.

Principles of Consolidation—The consolidated financial statements of QTS Realty Inc. include the accounts of QTS Realty Trust, Inc. and its majority-owned subsidiaries. The consolidated financial statements of QualityTech, LP include the accounts of QualityTech, LP and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the financial statements.

Real Estate Assets—Real estate assets are reported at cost. All capital improvements for the income-producing properties that extend their useful lives are capitalized to individual property improvements and depreciated over their estimated useful lives. Depreciation is generally provided on a straight-line basis over 40 years from the date the property was placed in service. Property improvements are depreciated on a straight-line basis over the life of the respective improvement ranging from 20 to 40 years from the date the components were placed in service. Leasehold improvements are depreciated over the lesser of 20 years or through the end of the respective life of the lease. Repairs and maintenance costs are expensed as incurred. The aggregate depreciation charged to related operations was $36.7 million, $29.8 million and $22.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company capitalizes certain development costs, including internal costs incurred in connection with development. The capitalization of costs during the construction period (including interest and related loan fees, property taxes and other direct and indirect costs) begins when development efforts commence and ends when the asset is ready for its intended use. Capitalization of such costs, excluding interest, aggregated to $8.5 million, $6.7 million and $6.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Interest is capitalized during the period of development by first applying the Company’s actual borrowing rate on the related asset and second, to the extent necessary, by applying the Company’s weighted average effective borrowing rate to the actual development and other costs expended during the construction period. Interest is capitalized until the property is ready for its intended use. Interest costs capitalized totaled $4.1 million, $2.2 million and $2.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Acquisition of Real Estate—Acquisitions of real estate are either accounted for as asset acquisitions or business combinations depending on facts and circumstances. Purchase accounting is applied to the assets and liabilities related to all real estate investments acquired in accordance to the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting primarily of land, building and improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, value of in-place leases and value of customer relationships.

In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets.

Intangible assets and liabilities include acquired above-market leases, below-market leases, in-place leases and customer relationships.

Acquired below-market leases are amortized on a straight-line basis as an increase to rental revenue over the remaining term of the underlying leases, including fixed option renewal periods, if any. Accretion of acquired below-market leases, including write-offs for terminated leases, totaled $1.0 million for the year ended December 31, 2011, with no material accretion for the years ended December 31, 2013 and 2012. Acquired in-place leases are amortized as amortization expense on a straight-line basis over the remaining life of the underlying leases. Amortization of acquired in-place leases, including write-offs for terminated leases, totaled $2.6 million and $0.1 million for the years ended December 31, 2013 and 2011, with no material amortization for the year ended December 31, 2012.

Acquired customer relationships are amortized as amortization expense on a straight-line basis over the expected life of the customer relationship. Amortization of acquired customer relationships, including write-offs for terminated leases, totaled $1.5 million, $0.6 million and $1.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Annual amortization for intangible assets recorded as of December 31, 2013 is estimated to be $2.7 million in 2014, $1.3 million in 2015 and $1.3 million in 2016. The remaining weighted average amortization period at December 31, 2013 for intangible assets is 2.4 years.

Impairment of Long-Lived and Intangible Assets—The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is generally measured by comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset group. If the net carrying value of the asset exceeds the value of the undiscounted cash flows, the fair value of the asset is assessed and may be considered impaired. An impairment loss is recognized based on the excess of the carrying amount of the impaired asset over its fair value. No impairment losses were recorded for any of the years ended December 31, 2013, 2012 and 2011, respectively.

Cash and Cash Equivalents—The Company considers all demand deposits and money market accounts purchased with a maturity date of three months or less at the date of purchase to be cash equivalents. The Company’s account balances at one or more institutions periodically exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is concentration of credit risk related to amounts on deposit in excess of FDIC coverage. The Company mitigates this risk by depositing a majority of its funds with several major financial institutions. The Company also has not experienced any losses and, therefore, does not believe that the risk is significant.

Restricted Cash—Restricted cash includes accounts restricted by the Company’s loan agreements and escrow deposits for interest, insurance, taxes and capital improvements held by the various banks and financial institutions as required by the loan agreements. Such deposits are held in bank checking or investment accounts with original maturities of three months or less.

Deferred Costs—Deferred costs, net, on the Company’s balance sheets include both financing costs and leasing costs.

Deferred financing costs represent fees and other costs incurred in connection with obtaining debt and are amortized over the term of the loan and are included in interest expense. Amortization of the deferred financing costs was $2.8 million, $3.4 million and $3.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. During the year ended December 31, 2013, the Company wrote off unamortized financing costs of $2.2 million in connection with the expansion of its revolving and term credit facilities. In addition, during the year ended December 31, 2013, the Company wrote off unamortized financing costs of $1.3 million in connection with an asset securitization which the Company is no longer pursuing due to the expansion of the credit facility. During the year ended December 31, 2012, the Company wrote off unamortized financing costs of $1.4 million, primarily relating to former loans secured by the Richmond and Atlanta-Suwanee data center facilities that were repaid during the first quarter of 2012. Deferred financing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2013	December 31, 2012
Deferred financing costs.................................................................................................................................................................................................	$ 9,159	$ 10,165
Accumulated amortization...............................................................................................................................................................................................	(1,867)	(3,309)

Deferred financing costs, net...........................................................................................................................................................................................	$ 7,292	$ 6,856

Deferred leasing costs consist of external fees and internal costs incurred in the successful negotiations of leases and are deferred and amortized over the terms of the related leases on a straight-line basis. If an applicable lease terminates prior to the expiration of its initial term, the carrying amount of the costs are written off to amortization expense. Amortization of deferred leasing costs totaled $4.7 million, $3.4 million and $2.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Deferred leasing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2013	December 31, 2012
Deferred leasing costs...................................................................................................................................................................................................	$ 17,374	$ 12,567
Accumulated amortization...............................................................................................................................................................................................	(5,516)	(4,361)

Deferred leasing costs, net.............................................................................................................................................................................................	$ 11,858	$ 8,206

Advance Rents and Security Deposits—Advance rents, typically prepayment of the following month’s rent, consist of payments received from customers prior to the time they are earned and are recognized as revenue in subsequent periods when earned. Security deposits are collected from customers at the lease origination and are generally refunded to customers upon lease expiration.

Deferred Income—Deferred income generally results from non-refundable charges paid by the customer at lease inception to prepare their space for occupancy. The Company records this initial payment, commonly referred to as set-up fees, as a deferred income liability which amortizes into rental revenue over the term of the related lease on a straight-line basis. Deferred income was $7.9 million, $6.8 million and $5.6 million as of December 31, 2013, 2012 and 2011, respectively. Additionally, $4.7 million, $4.3 million and $3.0 million were amortized into revenue for the years ended December 31, 2013, 2012 and 2011, respectively.

Interest Rate Derivative Instruments—The Company utilizes derivatives to manage its interest rate exposure. The interest rate swaps entered into in September 2006 did not meet the criteria for hedge accounting and accordingly, the Company reported the change in the fair value of the derivative in interest expense in the accompanying Statements of Operations and Comprehensive Loss.

During February 2012, the Company entered into interest rate swaps with a notional amount of $150 million which are cash flow hedges and qualify for hedge accounting. For these hedges, the effective portion of the change in fair value is recognized through other comprehensive income or loss. Amounts are reclassified out of other comprehensive income (loss) as the hedged item is recognized in earnings, either for ineffectiveness or for amounts paid relating to the hedge. As there was no ineffectiveness recorded in the periods presented, the Company has reflected the change in the fair value of the instrument in other comprehensive income (loss).

For derivative instruments that are not accounted for using hedge accounting, or for the ineffective portions of qualifying hedges, the change in fair value is recorded through interest expense in the respective period.

Equity-based Compensation—All equity-based compensation is measured at fair value on the grant date or date of modification, as applicable, and recognized in earnings over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity in the consolidated balance sheets. Equity-based compensation costs are measured based upon their estimated fair value on the date of grant or modification. The Company recorded equity-based compensation expense net of forfeited and repurchased awards acquired of $2.0 million, $0.4 million and $0.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Rental Revenue—The Company, as a lessor, has retained substantially all of the risks and benefits of ownership and accounts for its leases as operating leases. For lease agreements that provide for scheduled rent increases, rental income is recognized on a straight-line basis over the non-cancellable term of the leases, which commences when control of the space has been provided to the customer. The amount of the straight-line rent receivable on the balance sheets included in rents and other receivables, net was $2.9 million and $2.4 million as of December 31, 2013 and 2012, respectively. Rental revenue also includes amortization of set-up fees which are amortized over the term of the respective lease as discussed above.

Allowance for Uncollectible Accounts Receivable—Rents receivable are recognized when due and are carried at cost, less an allowance for doubtful accounts. The Company records a provision for losses on rents receivable equal to the estimated uncollectible accounts, which is based on management’s historical experience and a review of the current status of the Company’s receivables. As necessary, the Company also establishes an appropriate allowance for doubtful accounts for receivables arising from the straight-lining of rents. The aggregate allowance for doubtful accounts was $0.9 million and $0.5 million as of December 31, 2013 and 2012, respectively.

Capital Lease—The Company evaluates leased real estate to determine whether the lease should be classified as a capital or operating lease in accordance with U.S GAAP.

The Company periodically enters into capital leases for certain equipment. The outstanding liabilities for the capital leases were $2.5 million and $2.5 million as of December 31, 2013 and 2012, respectively. Depreciation related to the associated assets is included in depreciation and amortization expense in the Statements of Operations and Comprehensive Income (Loss).

Recoveries from Customers—Certain customer leases contain provisions under which the customers reimburse the Company for a portion of the property’s real estate taxes, insurance and other operating expenses, which include certain power and cooling-related charges. The reimbursements are included in revenue as recoveries from customers in the Statements of Operations and Comprehensive Income (Loss) in the period the applicable expenditures are incurred. Certain customer leases are structured to provide a fixed monthly billing amount that includes an estimate of various operating expenses, with all revenue from such leases included in rental revenues.

Cloud and Managed Services Revenue—The Company may provide both its cloud product and use of its managed services to its customers on an individual or combined basis. Service fee revenue is recognized as the revenue is earned, which generally coincides with the services being provided.

Segment Information—The Company manages its business as one operating segment and thus one reportable segment consisting of a portfolio of investments in data centers located in the United States.

Restructuring—In March 2012, the Company decided to consolidate its New York area operations into the New Jersey data center facility. The Company transferred certain customers from the New York City facility to the New Jersey facility. As of December 31, 2012, the Company had completed the consolidation of its operations into the Jersey City facility and recognized $3.3 million in expense primarily related to terminating the New York facility lease. As this consolidation was completed in 2012, there were no restructuring costs incurred during the period from October 15, 2013 to December 31, 2013 and during the period from January 1, 2013 to October 14, 2013.

Customer Concentrations—As of December 31, 2013, two of the Company’s customers represented 7.5% and 5.7%, respectively, of its total monthly rental revenue. No other customers exceeded 5% of total monthly rental revenue.

As of December 31, 2013, five of the Company’s customers exceeded 5% of total accounts receivable. In aggregate, these five customers accounted for 32.1% of total accounts receivable. None of these five customers individually exceeded 10% of total accounts receivable.

Income Taxes—The Operating Partnership is obligated to comply with Internal Revenue Service real estate investment trust (“IRS REIT”) tax regulations in accordance with the unitholders agreement. In order to comply with this obligation, the Company elected for one of its existing subsidiaries to be taxed as a taxable REIT subsidiary under the IRS REIT tax regulations. The taxable REIT subsidiary is allocated income and expense based on IRS REIT tax regulations.

For the taxable REIT subsidiary, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The taxable REIT subsidiary offsets a valuation allowance against deferred tax assets if, based on management’s assessment of operating results and other available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The taxable subsidiary did not generate taxable income for the years ended December 31, 2013, 2012, or 2011. Accordingly, no provision for income taxes was recorded nor was an income tax benefit recorded for the last four years. Due to the lack of sufficient historical evidence to indicate it is more likely than not that the deferred tax assets will be utilized, the valuation allowance relating to deferred tax assets continue to be recorded at December 31, 2013. The change in valuation allowance during 2013 was a decrease of $0.5 million.

Temporary differences and carry forwards which give rise to the deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	(in thousands)
	2013	2012	2011
Deferred tax liabilities
Property and equipment.................................................................................................................................................................................................	$ (4,905)	$ (4,852)	$ (3,533)
Other...	(873)	(551)	(287)

Gross Deferred Tax Liabilities.........................................................................................................................................................................................	(5,778)	(5,403)	(3,820)
Deferred tax assets
Net operating loss carryforwards.....................................................................................................................................................................................	5,861	6,694	3,410
Deferred revenue and setup charges.................................................................................................................................................................................	583	467	372
Derivative liability...	—	—	81
Other...	699	113	101

Gross deferred tax assets...............................................................................................................................................................................................	7,143	7,274	3,964

Net deferred tax assets...................................................................................................................................................................................................	1,365	1,871	144
Valuation allowance.......................................................................................................................................................................................................	(1,365)	(1,871)	(144)

Net deferred...	$—	$—	$—

The taxable REIT subsidiary currently has $15.8 million of net operating loss carryforwards related to federal income taxes that expire in 16-20 years. The taxable REIT subsidiary also has $10.1 million of net operating loss carryforwards relating to state income taxes that expire in 11-20 years.

As of December 31, 2013 and 2012, the Company has no uncertain tax positions. If the Company incurs any interest or penalties on tax liabilities from significant uncertain tax positions, those items will be classified as interest expense and general and administrative expense, respectively, in the Statements of Operations and Comprehensive Income (Loss). For the years ended December 31, 2013, 2012 and 2011, the Company had no such interest or penalties.

The Company is not currently under examination by the Internal Revenue Service.

Fair Value Measurements—ASC Topic 820 emphasizes that fair-value is a market-based measurement, not an entity-specific measurement. Therefore, a fair-value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, a fair-value hierarchy is established that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair- value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Financial assets and liabilities measured at fair value in the financial statements on a recurring basis consist of the Company’s derivatives. The fair values of the derivatives are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves (“significant other observable inputs”). The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default. The Company has concluded as of December 31, 2013 and 2012 that the fair value associated to “significant unobservable inputs” for risk of non-performance was insignificant to the overall fair value of the derivative agreements and, as a result, have determined that the relevant inputs for purposes of calculating the fair value of the derivative agreements, in their entirety, were based upon “significant other observable inputs.” The Company determined the fair value of derivatives using level 2 inputs. These methods of assessing fair value result in a general approximation of value, and such value may never be realized.

The Company’s financial instruments held at fair value are presented below as of December 31, 2013 and 2012 (dollars in thousands):

Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)...........................................................................................................................................................................................	$ 453	$—	$ 453	$—
December 31, 2012
Financial Assets:
Restricted deposits, held at fair value...............................................................................................................................................................................	$ 146	$ 146	$—	$—
Financial Liabilities:
Interest rate swap liability(1)...........................................................................................................................................................................................	$ 767	$—	$ 767	$—

(1)The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps. The fair value measurement of the interest rate swaps have been classified as Level 2.

New Accounting Pronouncements Fair Value Measurement (Topic 820).    In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update Topic 820 “Fair Value Measurement Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards.” The amendments in this update result in common fair value measurement and disclosure requirements under U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards. Consequently, the amendments change the terminology used to describe many of the requirements under U.S. Generally Accepted Accounting Principles for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments in this update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this update were effective for the Company beginning January 1, 2012 and do not have a material effect on the Company’s consolidated financial statements.

Comprehensive Income (Topic 220).    In June 2011, the FASB issued Accounting Standards Update Topic 220 “Presentation of Comprehensive Income.” Under the amendments in this update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments in this update were effective for the Company beginning January 1, 2012 and do not have a material effect on the Company’s consolidated financial statements.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.    In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” requiring companies to present current period reclassifications out of accumulated other comprehensive income (“AOCI”). For significant items reclassified out of AOCI to net income in their entirety in the period, companies must report the effect of the reclassifications on the respective line items in the statement where net income is presented. In certain circumstances, this can be done on the face of that statement. Otherwise, it must be presented in the notes. The amendments in this update are effective for the Company beginning January 1, 2013 and did not have any impact on the Company’s consolidated financial statements.

Qualitytech, LP [Member]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation – The accompanying financial statements for the quarter ended September 30, 2014 are presented for both QTS Realty Trust, Inc. and QualityTech, LP. References to “QTS” mean QTS Realty Trust, Inc. and its controlled subsidiaries; and references to the “Operating Partnership” mean QualityTech, LP and its controlled subsidiaries.

Management operates QTS and the Operating Partnership as one business.  The management of QTS consists of the same employees as the management of the Operating Partnership.  QTS is the sole general partner of the Operating Partnership, and its only material asset consisted of its ownership interest in the Operating Partnership.  QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness.  Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units.  Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes.

The Company believes, therefore, that providing one set of notes for the financial statements of QTS and the Operating Partnership provides the following benefits:

•	enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business;

•

eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure in this report applies to both QTS and the Operating Partnership; and

•	creates time and cost efficiencies through the preparation of one set of notes instead of two separate sets of notes.

In addition, in light of these combined disclosures, the Company believes it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company.  The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS' stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS' Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate portion of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership.

As discussed above, QTS owns no operating assets and has no operations independent of the Operating Partnership and its subsidiaries. Obligations under the 5.875% Senior Notes due 2022 and the unsecured credit facility, both discussed in Note 5, are fully, unconditionally, and jointly and severally guaranteed by the Operating Partnership’s existing subsidiaries, other than QTS Finance Corporation, the co-issuer of the 5.875% Senior Notes due 2022.  As such, condensed consolidating financial information for the guarantors is not being presented in the notes to the condensed consolidated financial statements. However, the indenture governing the 5.875% Senior Notes due 2022 restricts the ability of the Operating Partnership to make distributions to QTS, subject to certain exceptions, including distributions required in order for QTS to maintain its status as a real estate investment trust under the Internal Revenue Code of 1986, as amended.

The Interim Condensed Consolidated Statements of Operations and Comprehensive Income and the Statements of Cash Flows of QTS Realty Trust, Inc. for the three and nine months ended September 30, 2014 and the Balance Sheets as of September 30, 2014 and December 31, 2013 present the accounts of QTS Realty Trust, Inc. and its majority owned subsidiaries, which includes the Operating Partnership. The Interim Condensed Consolidated Statement of Operations and Comprehensive Income and the Statement of Cash Flows for the three and nine months ended September 30, 2013 present the accounts of QualityTech, LP and its majority owned subsidiaries (the “Historical Predecessor”).

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts and deferred tax assets and the valuation of derivatives, real estate assets, acquired intangible assets and certain accruals.

Principles of Consolidation – The consolidated financial statements of QTS Realty Inc. include the accounts of QTS Realty Trust, Inc. and its majority-owned subsidiaries. The consolidated financial statements of QualityTech, LP include the accounts of QualityTech, LP and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the financial statements.

Real Estate Assets – Real estate assets are reported at cost. All capital improvements for the income-producing properties that extend their useful lives are capitalized to individual property improvements and depreciated over their estimated useful lives. Depreciation is generally provided on a straight-line basis over 40 years from the date the property was placed in service. Property improvements are depreciated on a straight-line basis over the life of the respective improvement ranging from 20 to 40 years from the date the components were placed in service. Leasehold improvements are depreciated over the lesser of 20 years or through the end of the respective life of the lease. Repairs and maintenance costs are expensed as incurred. Depreciation expense was $11.9 million and $9.7 million for the three months ended September 30, 2014 and 2013, respectively, and $32.8 million and $27.2 million for the nine months ended September 30, 2014 and 2013, respectively. The Company capitalizes certain development costs, including internal costs incurred in connection with development. The capitalization of costs during the construction period (including interest and related loan fees, property taxes and other direct and indirect costs) begins when development efforts commence and ends when the asset is ready for its intended use. Capitalization of such costs, excluding interest, aggregated to $2.9 million and $2.4 million for the three months ended September 30, 2014 and 2013, respectively, and $7.5 million and $6.3 million for the nine months ended September 30, 2014 and 2013, respectively. Interest is capitalized during the period of development by first applying the Company’s actual borrowing rate on the related asset and second, to the extent necessary, by applying the Company’s weighted average effective borrowing rate to the actual development and other costs expended during the construction period. Interest is capitalized until the property is ready for its intended use. Interest costs capitalized totaled $1.3 million and $0.9 million for the three months ended September 30, 2014 and 2013, respectively, and $4.7 million and $3.0 million for the nine months ended September 30, 2014 and 2013, respectively.

Acquisition of Real Estate – Acquisitions of real estate are either accounted for as asset acquisitions or business combinations depending on facts and circumstances. Purchase accounting is applied to the assets and liabilities related to all real estate investments acquired in accordance with the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting primarily of land, building and improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, value of in-place leases and value of customer relationships.

In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets.

Acquired in-place leases are amortized as amortization expense on a straight-line basis over the remaining life of the underlying leases. Amortization of acquired in place lease costs totaled $0.5 million and $0.5 million for the three months ended September 30, 2014 and 2013, respectively, and $1.8 million and $1.5 million for the nine months ended September 30, 2014 and 2013, respectively.

Acquired customer relationships are amortized as amortization expense on a straight-line basis over the expected life of the customer relationship. Amortization of acquired customer relationships totaled $0.3 million and $0.4 million for the three months ended September 30, 2014 and 2013, respectively, and $1.0 million and $1.2 million for the nine months ended September 30, 2014 and 2013, respectively.

See Note 3 for discussion of the preliminary purchase price allocation for the Princeton facility that the Company acquired on June 30, 2014.

Impairment of Long-Lived and Intangible Assets – The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is generally measured by comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset group. If the net carrying value of the asset exceeds the value of the undiscounted cash flows, the fair value of the asset is assessed and may be considered impaired. An impairment loss is recognized based on the excess of the carrying amount of the impaired asset over its fair value. No impairment losses were recorded for the three and nine months ended September 30, 2014 and 2013, respectively.

Cash and Cash Equivalents – The Company considers all demand deposits and money market accounts purchased with a maturity date of three months or less at the date of purchase to be cash equivalents. The Company’s account balances at one or more institutions periodically exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is concentration of credit risk related to amounts on deposit in excess of FDIC coverage. The Company mitigates this risk by depositing a majority of its funds with several major financial institutions. The Company also has not experienced any losses and, therefore, does not believe that the risk is significant.

Deferred Costs – Deferred costs, net, on the Company’s balance sheets include both financing costs and leasing costs.

Deferred financing costs represent fees and other costs incurred in connection with obtaining debt and are amortized over the term of the loan and are included in interest expense. Amortization of the deferred financing costs was $0.5 million and $0.6 million for the three months ended September 30, 2014 and 2013, respectively, and $1.7 million and $2.2 million for the nine months ended September 30, 2014 and 2013, respectively. During the three months ended September 30, 2014, the Company wrote off unamortized financing costs of $0.5 million primarily in connection with paying down $75 million of its unsecured credit facility. During the three months ended September 30, 2013, the Company had no unamortized financing cost write offs. During the nine months ended September 30, 2014, in addition to the aforementioned $0.5 million write off, the Company wrote off unamortized financing costs of $0.1 million in connection with the modification of its credit facility that is secured by the Richmond data center. During the nine months ended September 30, 2013, the Company wrote off unamortized financing costs of $3.3 million in connection with both the restructuring of its unsecured credit facility and an asset securitization which the Company did not pursue. Deferred financing costs, net of accumulated amortization are as follows:

	September 30,	December 31,
(dollars in thousands)	2014	2013
	(unaudited)

Deferred financing costs	$18,226	$9,159
Accumulated amortization	(3,761)	(1,867)
Deferred financing costs, net	$14,465	$7,292

Deferred leasing costs consist of external fees and internal costs incurred in the successful negotiations of leases and are deferred and amortized over the terms of the related leases on a straight-line basis. If an applicable lease terminates prior to the expiration of its initial term, the carrying amount of the costs are written off to amortization expense. Amortization of deferred leasing costs totaled $1.8 million and $1.1 million for the three months ended September 30, 2014 and 2013, respectively, and $4.6 million and $3.2 million for the nine months ended September 30, 2014 and 2013, respectively. Deferred leasing costs, net of accumulated amortization are as follows:

	September 30,	December 31,
(dollars in thousands)	2014	2013
	(unaudited)

Deferred leasing costs	$24,348	$17,374
Accumulated amortization	(8,379)	(5,516)
Deferred leasing costs, net	$15,969	$11,858

Advance Rents and Security Deposits – Advance rents, typically prepayment of the following month’s rent, consist of payments received from customers prior to the time they are earned and are recognized as revenue in subsequent periods when earned. Security deposits are collected from customers at the lease origination and are generally refunded to customers upon lease expiration.

Deferred Income – Deferred income generally results from non-refundable charges paid by the customer at lease inception to prepare their space for occupancy. The Company records this initial payment, commonly referred to as set-up fees, as a deferred income liability which amortizes into rental revenue over the term of the related lease on a straight-line basis. Deferred income was $9.5 million and $7.9 million as of September 30, 2014 and December 31, 2013, respectively. Additionally, $1.1 million and $1.3 million of deferred income were amortized into revenue for the three months ended September 30, 2014 and 2013, respectively, and $3.5 million and $3.5 million for the nine months ended September 30, 2014 and 2013, respectively.

Interest Rate Derivative Instruments – The Company utilizes derivatives to manage its interest rate exposure. During February 2012, the Company entered into interest rate swaps with a notional amount of $150 million which were cash flow hedges and qualified for hedge accounting. For these hedges, the effective portion of the change in fair value was recognized through other comprehensive income or loss. Amounts were reclassified out of other comprehensive income (loss) as the hedged item was recognized in earnings, either for ineffectiveness or for amounts paid relating to the hedge. The Company reflected all changes in the fair value of the swaps in other comprehensive income (loss) during the nine months ended September 30, 2014, as there was no ineffectiveness recorded in that period. The Company’s interest rate swaps matured on September 28, 2014, and as such, there are no amounts outstanding on the consolidated balance sheet at September 30, 2014 relating to these swaps.

[Equity-based Compensation – All equity-based compensation is measured at fair value on the grant date or date of modification, as applicable, and recognized in earnings over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity in the consolidated balance sheets. Equity-based compensation costs are measured based upon their estimated fair value on the date of grant or modification. Equity-based compensation expense net of forfeited and repurchased awards was $0.9 million and $0.5 million for the three months ended September 30, 2014 and 2013, respectively, and $2.9 million and $1.3 million for the nine months ended September 30, 2014 and 2013, respectively.]

Rental Revenue – The Company, as a lessor, has retained substantially all of the risks and benefits of ownership and accounts for its leases as operating leases. For lease agreements that provide for scheduled rent increases, rental income is recognized on a straight-line basis over the non-cancellable term of the leases, which commences when control of the space has been provided to the customer. The amount of the straight-line rent receivable on the balance sheets included in rents and other receivables, net was $4.2 million and $2.9 million as of September 30, 2014 and December 31, 2013, respectively. Rental revenue also includes amortization of set-up fees which are amortized over the term of the respective lease as discussed above.

Allowance for Uncollectible Accounts Receivable – Rents receivable are recognized when due and are carried at cost, less an allowance for doubtful accounts. The Company records a provision for losses on rents receivable equal to the estimated uncollectible accounts, which is based on management’s historical experience and a review of the current status of the Company’s receivables. As necessary, the Company also establishes an appropriate allowance for doubtful accounts for receivables arising from the straight-lining of rents. The aggregate allowance for doubtful accounts was $0.9 million as of September 30, 2014 and December 31, 2013.

Capital Leases – The Company evaluates leased real estate to determine whether the lease should be classified as a capital or operating lease in accordance with U.S GAAP.

The Company periodically enters into capital leases for certain equipment. The outstanding liabilities for the capital leases were $9.0 million and $2.5 million as of September 30, 2014 and December 31, 2013, respectively. Depreciation related to the associated assets is included in depreciation and amortization expense in the Statements of Operations and Comprehensive Income (Loss).

Recoveries from Customers – Certain customer leases contain provisions under which the customers reimburse the Company for a portion of the property’s real estate taxes, insurance and other operating expenses, which include certain power and cooling-related charges. The reimbursements are included in revenue as recoveries from customers in the Statements of Operations and Comprehensive Income (Loss) in the period the applicable expenditures are incurred. Certain customer leases are structured to provide a fixed monthly billing amount that includes an estimate of various operating expenses, with all revenue from such leases included in rental revenues.

Cloud and Managed Services Revenue – The Company may provide both its cloud product and use of its managed services to its customers on an individual or combined basis. Service fee revenue is recognized as the revenue is earned, which generally coincides with the services being provided.

Segment Information – The Company manages its business as one operating segment and thus one reportable segment consisting of a portfolio of investments in data centers located in the United States.

Customer Concentrations – As of September 30, 2014, one of the Company’s customers represented 8.4% of its total monthly rental revenue. No other customers exceeded 5% of total monthly rental revenue.

As of September 30, 2014, eight of the Company’s customers exceeded 5% of total accounts receivable. In aggregate, these eight customers accounted for 58% of total accounts receivable. One of these eight customers individually exceeded 10% of total accounts receivable.

Income Taxes – One of the Operating Partnership’s existing subsidiaries has elected to be taxed as a taxable REIT subsidiary under the Internal Revenue Service real estate investment trust (the “IRS REIT”) tax regulations. The taxable REIT subsidiary is allocated income and expense based on IRS REIT tax regulations.

For the taxable REIT subsidiary, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company’s tax provision has not changed materially subsequent to December 31, 2013. The Company is not currently under examination by the Internal Revenue Service.

Fair Value Measurements – ASC Topic 820, Fair Value Measurements and Disclosures, emphasizes that fair-value is a market-based measurement, not an entity-specific measurement. Therefore, a fair-value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, a fair-value hierarchy is established that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair-value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Financial assets and liabilities measured at fair value in the financial statements on a recurring basis consist of the Company’s derivatives. The fair values of the derivatives are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves (“significant other observable inputs”). The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default. The Company has concluded as of September 30, 2014 and December 31, 2013 that the fair value associated to “significant unobservable inputs” for risk of non-performance was insignificant to the overall fair value of the derivative agreements and, as a result, have determined that the relevant inputs for purposes of calculating the fair value of the derivative agreements, in their entirety, were based upon “significant other observable inputs.” The Company determined the fair value of derivatives using Level 2 inputs. These methods of assessing fair value result in a general approximation of value, and such value may never be realized.

The Company’s financial instruments held at fair value are presented below as of September 30, 2014 and December 31, 2013 (dollars in thousands):

		Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3
September 30, 2014
Financial Liabilities:
Interest rate swap liability(1)	$-	$-	$-	$-
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)	$453	$-	$453	$-

(1)

The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of September 30, 2014 related to interest rate swaps.

New Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The amendments in the ASU change the criteria for reporting discontinued operations while enhancing disclosures in this area. The new guidance narrows the definition of discontinued operations to disposals that represent a strategic shift in operations and requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. The amendments in the ASU are effective for annual and interim reporting periods beginning on and after December 15, 2014. Early adoption is permitted. Adoption of this standard will currently have no effect on the Company’s financial statements.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes the current revenue recognition requirements in ASC 606, Revenue Recognition. Under this new guidance, entities should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. This ASU also requires enhanced disclosures. The amendments in this ASU are effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. Retrospective and modified retrospective application is allowed. The Company is currently assessing the impact of this amendment on its Consolidated Financial Statements.

2.    Summary of Significant Accounting Policies

Basis of Presentation—The accompanying financial statements for the year ended December 31, 2013 are presented for both QTS Realty Trust, Inc. and QualityTech, LP. References to “QTS” mean QTS Realty Trust, Inc. and its controlled subsidiaries; and references to the “Operating Partnership” mean QualityTech, LP and its controlled subsidiaries.

Management operates QTS and the Operating Partnership as one business.  The management of QTS consists of the same employees as the management of the Operating Partnership.  QTS is the sole general partner of the Operating Partnership, and its only material asset consisted of its ownership interest in the Operating Partnership.  QTS does not conduct business itself, other than acting as the sole general partner of the Operating Partnership and issuing public equity from time to time. QTS has not issued or guaranteed any indebtedness.  Except for net proceeds from public equity issuances by QTS, which are contributed to the Operating Partnership in exchange for units of limited partnership interest of the Operating Partnership, the Operating Partnership generates all remaining capital required by our business through its operations, the direct or indirect incurrence of indebtedness, and the issuance of partnership units.  Therefore, as general partner with control of the Operating Partnership, QTS consolidates the Operating Partnership for financial reporting purposes.

The Company believes, therefore, that providing one set of notes for the financial statements of QTS and the Operating Partnership provides the following benefits:

•	enhances investors’ understanding of QTS and the Operating Partnership by enabling investors to view the business as a whole in the same manner as management views and operates the business;

•

eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure in this report applies to both QTS and the Operating Partnership; and

•	creates time and cost efficiencies through the preparation of one set of notes instead of two separate sets of notes.

In addition, in light of these combined disclosures, the Company believes it is important for investors to understand the few differences between QTS and the Operating Partnership in the context of how QTS and the Operating Partnership operate as a consolidated company.  The presentation of stockholders’ equity and partners’ capital are the main areas of difference between the consolidated balance sheets of QTS and those of the Operating Partnership. The Operating Partnership’s capital includes general and limited common units that are owned by QTS and the other partners. QTS' stockholders’ equity includes common stock, additional paid in capital, accumulated other comprehensive income (loss) and accumulated dividends in excess of earnings. The remaining equity is the portion of net assets that are retained by partners other than QTS, referred to as noncontrolling interests. The primary difference in QTS' Statements of Operations and Comprehensive Income (Loss) is that for net income (loss), QTS retains its proportionate portion of the net income (loss) based on its ownership of the Operating Partnership, with the remaining balance being retained by the Operating Partnership.

The consolidated financial statements of QTS Realty Trust, Inc. for the period from October 15, 2013 through December 31, 2013 include the accounts of QTS Realty Trust, Inc. and its majority owned subsidiaries. This includes the operating results of the Operating Partnership for the period from October 15, 2013 through December 31, 2013. While the Company was formed on May 17, 2013, the Company had no independent operations prior to October 15, 2013. The historical predecessor financial statements for the periods ended October 14, 2013, December 31, 2012, and December 31, 2011 include the accounts of QualityTech, LP and its majority owned subsidiaries.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets, allowances for doubtful accounts and deferred tax assets; and the valuation of derivatives, real estate assets, acquired intangible assets and certain accruals.

Principles of Consolidation—The consolidated financial statements of QTS Realty Inc. include the accounts of QTS Realty Trust, Inc. and its majority-owned subsidiaries. The consolidated financial statements of QualityTech, LP include the accounts of QualityTech, LP and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in the financial statements.

Real Estate Assets—Real estate assets are reported at cost. All capital improvements for the income-producing properties that extend their useful lives are capitalized to individual property improvements and depreciated over their estimated useful lives. Depreciation is generally provided on a straight-line basis over 40 years from the date the property was placed in service. Property improvements are depreciated on a straight-line basis over the life of the respective improvement ranging from 20 to 40 years from the date the components were placed in service. Leasehold improvements are depreciated over the lesser of 20 years or through the end of the respective life of the lease. Repairs and maintenance costs are expensed as incurred. The aggregate depreciation charged to related operations was $36.7 million, $29.8 million and $22.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company capitalizes certain development costs, including internal costs incurred in connection with development. The capitalization of costs during the construction period (including interest and related loan fees, property taxes and other direct and indirect costs) begins when development efforts commence and ends when the asset is ready for its intended use. Capitalization of such costs, excluding interest, aggregated to $8.5 million, $6.7 million and $6.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Interest is capitalized during the period of development by first applying the Company’s actual borrowing rate on the related asset and second, to the extent necessary, by applying the Company’s weighted average effective borrowing rate to the actual development and other costs expended during the construction period. Interest is capitalized until the property is ready for its intended use. Interest costs capitalized totaled $4.1 million, $2.2 million and $2.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Acquisition of Real Estate—Acquisitions of real estate are either accounted for as asset acquisitions or business combinations depending on facts and circumstances. Purchase accounting is applied to the assets and liabilities related to all real estate investments acquired in accordance to the accounting requirements of ASC 805, Business Combinations, which requires the recording of net assets of acquired businesses at fair value. The fair value of the real estate acquired is allocated to the acquired tangible assets, consisting primarily of land, building and improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, value of in-place leases and value of customer relationships.

In developing estimates of fair value of acquired assets and assumed liabilities, management analyzed a variety of factors including market data, estimated future cash flows of the acquired operations, industry growth rates, current replacement cost for fixed assets and market rate assumptions for contractual obligations. Such a valuation requires management to make significant estimates and assumptions, particularly with respect to the intangible assets.

Intangible assets and liabilities include acquired above-market leases, below-market leases, in-place leases and customer relationships.

Acquired below-market leases are amortized on a straight-line basis as an increase to rental revenue over the remaining term of the underlying leases, including fixed option renewal periods, if any. Accretion of acquired below-market leases, including write-offs for terminated leases, totaled $1.0 million for the year ended December 31, 2011, with no material accretion for the years ended December 31, 2013 and 2012. Acquired in-place leases are amortized as amortization expense on a straight-line basis over the remaining life of the underlying leases. Amortization of acquired in-place leases, including write-offs for terminated leases, totaled $2.6 million and $0.1 million for the years ended December 31, 2013 and 2011, with no material amortization for the year ended December 31, 2012.

Acquired customer relationships are amortized as amortization expense on a straight-line basis over the expected life of the customer relationship. Amortization of acquired customer relationships, including write-offs for terminated leases, totaled $1.5 million, $0.6 million and $1.2 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Annual amortization for intangible assets recorded as of December 31, 2013 is estimated to be $2.7 million in 2014, $1.3 million in 2015 and $1.3 million in 2016. The remaining weighted average amortization period at December 31, 2013 for intangible assets is 2.4 years.

Impairment of Long-Lived and Intangible Assets—The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability of assets to be held and used is generally measured by comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset group. If the net carrying value of the asset exceeds the value of the undiscounted cash flows, the fair value of the asset is assessed and may be considered impaired. An impairment loss is recognized based on the excess of the carrying amount of the impaired asset over its fair value. No impairment losses were recorded for any of the years ended December 31, 2013, 2012 and 2011, respectively.

Cash and Cash Equivalents—The Company considers all demand deposits and money market accounts purchased with a maturity date of three months or less at the date of purchase to be cash equivalents. The Company’s account balances at one or more institutions periodically exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage and, as a result, there is concentration of credit risk related to amounts on deposit in excess of FDIC coverage. The Company mitigates this risk by depositing a majority of its funds with several major financial institutions. The Company also has not experienced any losses and, therefore, does not believe that the risk is significant.

Restricted Cash—Restricted cash includes accounts restricted by the Company’s loan agreements and escrow deposits for interest, insurance, taxes and capital improvements held by the various banks and financial institutions as required by the loan agreements. Such deposits are held in bank checking or investment accounts with original maturities of three months or less.

Deferred Costs—Deferred costs, net, on the Company’s balance sheets include both financing costs and leasing costs.

Deferred financing costs represent fees and other costs incurred in connection with obtaining debt and are amortized over the term of the loan and are included in interest expense. Amortization of the deferred financing costs was $2.8 million, $3.4 million and $3.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. During the year ended December 31, 2013, the Company wrote off unamortized financing costs of $2.2 million in connection with the expansion of its revolving and term credit facilities. In addition, during the year ended December 31, 2013, the Company wrote off unamortized financing costs of $1.3 million in connection with an asset securitization which the Company is no longer pursuing due to the expansion of the credit facility. During the year ended December 31, 2012, the Company wrote off unamortized financing costs of $1.4 million, primarily relating to former loans secured by the Richmond and Atlanta-Suwanee data center facilities that were repaid during the first quarter of 2012. Deferred financing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2013	December 31, 2012
Deferred financing costs.................................................................................................................................................................................................	$ 9,159	$ 10,165
Accumulated amortization...............................................................................................................................................................................................	(1,867)	(3,309)

Deferred financing costs, net...........................................................................................................................................................................................	$ 7,292	$ 6,856

Deferred leasing costs consist of external fees and internal costs incurred in the successful negotiations of leases and are deferred and amortized over the terms of the related leases on a straight-line basis. If an applicable lease terminates prior to the expiration of its initial term, the carrying amount of the costs are written off to amortization expense. Amortization of deferred leasing costs totaled $4.7 million, $3.4 million and $2.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Deferred leasing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2013	December 31, 2012
Deferred leasing costs...................................................................................................................................................................................................	$ 17,374	$ 12,567
Accumulated amortization...............................................................................................................................................................................................	(5,516)	(4,361)

Deferred leasing costs, net.............................................................................................................................................................................................	$ 11,858	$ 8,206

Advance Rents and Security Deposits—Advance rents, typically prepayment of the following month’s rent, consist of payments received from customers prior to the time they are earned and are recognized as revenue in subsequent periods when earned. Security deposits are collected from customers at the lease origination and are generally refunded to customers upon lease expiration.

Deferred Income—Deferred income generally results from non-refundable charges paid by the customer at lease inception to prepare their space for occupancy. The Company records this initial payment, commonly referred to as set-up fees, as a deferred income liability which amortizes into rental revenue over the term of the related lease on a straight-line basis. Deferred income was $7.9 million, $6.8 million and $5.6 million as of December 31, 2013, 2012 and 2011, respectively. Additionally, $4.7 million, $4.3 million and $3.0 million were amortized into revenue for the years ended December 31, 2013, 2012 and 2011, respectively.

Interest Rate Derivative Instruments—The Company utilizes derivatives to manage its interest rate exposure. The interest rate swaps entered into in September 2006 did not meet the criteria for hedge accounting and accordingly, the Company reported the change in the fair value of the derivative in interest expense in the accompanying Statements of Operations and Comprehensive Loss.

During February 2012, the Company entered into interest rate swaps with a notional amount of $150 million which are cash flow hedges and qualify for hedge accounting. For these hedges, the effective portion of the change in fair value is recognized through other comprehensive income or loss. Amounts are reclassified out of other comprehensive income (loss) as the hedged item is recognized in earnings, either for ineffectiveness or for amounts paid relating to the hedge. As there was no ineffectiveness recorded in the periods presented, the Company has reflected the change in the fair value of the instrument in other comprehensive income (loss).

For derivative instruments that are not accounted for using hedge accounting, or for the ineffective portions of qualifying hedges, the change in fair value is recorded through interest expense in the respective period.

Equity-based Compensation—All equity-based compensation is measured at fair value on the grant date or date of modification, as applicable, and recognized in earnings over the requisite service period. Depending upon the settlement terms of the awards, all or a portion of the fair value of equity-based awards may be presented as a liability or as equity in the consolidated balance sheets. Equity-based compensation costs are measured based upon their estimated fair value on the date of grant or modification. The Company recorded equity-based compensation expense net of forfeited and repurchased awards acquired of $2.0 million, $0.4 million and $0.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Rental Revenue—The Company, as a lessor, has retained substantially all of the risks and benefits of ownership and accounts for its leases as operating leases. For lease agreements that provide for scheduled rent increases, rental income is recognized on a straight-line basis over the non-cancellable term of the leases, which commences when control of the space has been provided to the customer. The amount of the straight-line rent receivable on the balance sheets included in rents and other receivables, net was $2.9 million and $2.4 million as of December 31, 2013 and 2012, respectively. Rental revenue also includes amortization of set-up fees which are amortized over the term of the respective lease as discussed above.

Allowance for Uncollectible Accounts Receivable—Rents receivable are recognized when due and are carried at cost, less an allowance for doubtful accounts. The Company records a provision for losses on rents receivable equal to the estimated uncollectible accounts, which is based on management’s historical experience and a review of the current status of the Company’s receivables. As necessary, the Company also establishes an appropriate allowance for doubtful accounts for receivables arising from the straight-lining of rents. The aggregate allowance for doubtful accounts was $0.9 million and $0.5 million as of December 31, 2013 and 2012, respectively.

Capital Lease—The Company evaluates leased real estate to determine whether the lease should be classified as a capital or operating lease in accordance with U.S GAAP.

The Company periodically enters into capital leases for certain equipment. The outstanding liabilities for the capital leases were $2.5 million and $2.5 million as of December 31, 2013 and 2012, respectively. Depreciation related to the associated assets is included in depreciation and amortization expense in the Statements of Operations and Comprehensive Income (Loss).

Recoveries from Customers—Certain customer leases contain provisions under which the customers reimburse the Company for a portion of the property’s real estate taxes, insurance and other operating expenses, which include certain power and cooling-related charges. The reimbursements are included in revenue as recoveries from customers in the Statements of Operations and Comprehensive Income (Loss) in the period the applicable expenditures are incurred. Certain customer leases are structured to provide a fixed monthly billing amount that includes an estimate of various operating expenses, with all revenue from such leases included in rental revenues.

Cloud and Managed Services Revenue—The Company may provide both its cloud product and use of its managed services to its customers on an individual or combined basis. Service fee revenue is recognized as the revenue is earned, which generally coincides with the services being provided.

Segment Information—The Company manages its business as one operating segment and thus one reportable segment consisting of a portfolio of investments in data centers located in the United States.

Restructuring—In March 2012, the Company decided to consolidate its New York area operations into the New Jersey data center facility. The Company transferred certain customers from the New York City facility to the New Jersey facility. As of December 31, 2012, the Company had completed the consolidation of its operations into the Jersey City facility and recognized $3.3 million in expense primarily related to terminating the New York facility lease. As this consolidation was completed in 2012, there were no restructuring costs incurred during the period from October 15, 2013 to December 31, 2013 and during the period from January 1, 2013 to October 14, 2013.

Customer Concentrations—As of December 31, 2013, two of the Company’s customers represented 7.5% and 5.7%, respectively, of its total monthly rental revenue. No other customers exceeded 5% of total monthly rental revenue.

As of December 31, 2013, five of the Company’s customers exceeded 5% of total accounts receivable. In aggregate, these five customers accounted for 32.1% of total accounts receivable. None of these five customers individually exceeded 10% of total accounts receivable.

Income Taxes—The Operating Partnership is obligated to comply with Internal Revenue Service real estate investment trust (“IRS REIT”) tax regulations in accordance with the unitholders agreement. In order to comply with this obligation, the Company elected for one of its existing subsidiaries to be taxed as a taxable REIT subsidiary under the IRS REIT tax regulations. The taxable REIT subsidiary is allocated income and expense based on IRS REIT tax regulations.

For the taxable REIT subsidiary, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The taxable REIT subsidiary offsets a valuation allowance against deferred tax assets if, based on management’s assessment of operating results and other available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The taxable subsidiary did not generate taxable income for the years ended December 31, 2013, 2012, or 2011. Accordingly, no provision for income taxes was recorded nor was an income tax benefit recorded for the last four years. Due to the lack of sufficient historical evidence to indicate it is more likely than not that the deferred tax assets will be utilized, the valuation allowance relating to deferred tax assets continue to be recorded at December 31, 2013. The change in valuation allowance during 2013 was a decrease of $0.5 million.

Temporary differences and carry forwards which give rise to the deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	(in thousands)
	2013	2012	2011
Deferred tax liabilities
Property and equipment.................................................................................................................................................................................................	$ (4,905)	$ (4,852)	$ (3,533)
Other...	(873)	(551)	(287)

Gross Deferred Tax Liabilities.........................................................................................................................................................................................	(5,778)	(5,403)	(3,820)
Deferred tax assets
Net operating loss carryforwards.....................................................................................................................................................................................	5,861	6,694	3,410
Deferred revenue and setup charges.................................................................................................................................................................................	583	467	372
Derivative liability...	—	—	81
Other...	699	113	101

Gross deferred tax assets...............................................................................................................................................................................................	7,143	7,274	3,964

Net deferred tax assets...................................................................................................................................................................................................	1,365	1,871	144
Valuation allowance.......................................................................................................................................................................................................	(1,365)	(1,871)	(144)

Net deferred...	$—	$—	$—

The taxable REIT subsidiary currently has $15.8 million of net operating loss carryforwards related to federal income taxes that expire in 16-20 years. The taxable REIT subsidiary also has $10.1 million of net operating loss carryforwards relating to state income taxes that expire in 11-20 years.

As of December 31, 2013 and 2012, the Company has no uncertain tax positions. If the Company incurs any interest or penalties on tax liabilities from significant uncertain tax positions, those items will be classified as interest expense and general and administrative expense, respectively, in the Statements of Operations and Comprehensive Income (Loss). For the years ended December 31, 2013, 2012 and 2011, the Company had no such interest or penalties.

The Company is not currently under examination by the Internal Revenue Service.

Fair Value Measurements—ASC Topic 820 emphasizes that fair-value is a market-based measurement, not an entity-specific measurement. Therefore, a fair-value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair-value measurements, a fair-value hierarchy is established that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair-value measurement is based on inputs from different levels of the fair-value hierarchy, the level in the fair-value hierarchy within which the entire fair- value measurement falls is based on the lowest level input that is significant to the fair-value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair-value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Financial assets and liabilities measured at fair value in the financial statements on a recurring basis consist of the Company’s derivatives. The fair values of the derivatives are determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. The analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves (“significant other observable inputs”). The fair value calculation also includes an amount for risk of non-performance using “significant unobservable inputs” such as estimates of current credit spreads to evaluate the likelihood of default. The Company has concluded as of December 31, 2013 and 2012 that the fair value associated to “significant unobservable inputs” for risk of non-performance was insignificant to the overall fair value of the derivative agreements and, as a result, have determined that the relevant inputs for purposes of calculating the fair value of the derivative agreements, in their entirety, were based upon “significant other observable inputs.” The Company determined the fair value of derivatives using level 2 inputs. These methods of assessing fair value result in a general approximation of value, and such value may never be realized.

The Company’s financial instruments held at fair value are presented below as of December 31, 2013 and 2012 (dollars in thousands):

Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)...........................................................................................................................................................................................	$ 453	$—	$ 453	$—
December 31, 2012
Financial Assets:
Restricted deposits, held at fair value...............................................................................................................................................................................	$ 146	$ 146	$—	$—
Financial Liabilities:
Interest rate swap liability(1)...........................................................................................................................................................................................	$ 767	$—	$ 767	$—

(1)The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps. The fair value measurement of the interest rate swaps have been classified as Level 2.

New Accounting Pronouncements Fair Value Measurement (Topic 820).    In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update Topic 820 “Fair Value Measurement Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards.” The amendments in this update result in common fair value measurement and disclosure requirements under U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards. Consequently, the amendments change the terminology used to describe many of the requirements under U.S. Generally Accepted Accounting Principles for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments in this update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this update were effective for the Company beginning January 1, 2012 and do not have a material effect on the Company’s consolidated financial statements.

Comprehensive Income (Topic 220).    In June 2011, the FASB issued Accounting Standards Update Topic 220 “Presentation of Comprehensive Income.” Under the amendments in this update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments in this update were effective for the Company beginning January 1, 2012 and do not have a material effect on the Company’s consolidated financial statements.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.    In February 2013, the FASB issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” requiring companies to present current period reclassifications out of accumulated other comprehensive income (“AOCI”). For significant items reclassified out of AOCI to net income in their entirety in the period, companies must report the effect of the reclassifications on the respective line items in the statement where net income is presented. In certain circumstances, this can be done on the face of that statement. Otherwise, it must be presented in the notes. The amendments in this update are effective for the Company beginning January 1, 2013 and did not have any impact on the Company’s consolidated financial statements.